Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated October 25, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated September 1, 2022, and the Statement of Additional Information (the “SAI”), dated September 1, 2022 (as revised October 3, 2022), for the iShares U.S. Dividend and Buyback ETF (DIVB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.
The Board of Trustees (the “Board”) has approved the following changes for the Fund which will take effect on October 25, 2022:
Change in the Fund’s Name

Ticker	Current Fund Name	New Fund Name

DIVB	iShares U.S. Dividend and Buyback ETF	iShares Core Dividend ETF
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses

0.05%	None	0.00%	0.05%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$5	$16	$29	$66
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated October 25, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated September 1, 2022, and the Statement of Additional Information (the “SAI”), dated September 1, 2022 (as revised October 3, 2022), for the iShares U.S. Dividend and Buyback ETF (DIVB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.
The Board of Trustees (the “Board”) has approved the following changes for the Fund which will take effect on October 25, 2022:
Change in the Fund’s Name

Ticker	Current Fund Name	New Fund Name

DIVB	iShares U.S. Dividend and Buyback ETF	iShares Core Dividend ETF
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses

0.05%	None	0.00%	0.05%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$5	$16	$29	$66
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.